Document and Entity Information Document and Entity Information	Jan. 30, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	Marsh & McLennan Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5998
Entity Tax Identification Number	36-2668272
Entity Address, Address Line One	1166 Avenue of the Americas,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000062709
Amendment Flag	false